Consolidated Balance Sheets Parenthetical (USD $)	Jun. 30, 2011	Dec. 31, 2010
Accumulated depreciation	$ 15,000	$ 40,000
Unamortized discount	$ 106,394
Preferred Stock, shares authorized	100,000,000	100,000,000
Preferred Stock, par value	$ 0.00001	$ 0.00001
Preferred Stock, shares issued	0	0
Preferred Stock, shares outstanding	0	0
Common Stock, shares authorized	500,000,000	500,000,000
Common Stock, par value	$ 0.00001	$ 0.00001
Common Stock, shares issued	213,018,992	161,006,087
Common Stock, shares outstanding	213,018,992	161,006,087